Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Components of Current and Deferred Income Tax Expense
The components of current and deferred income tax expense attributable to income for the years ended December 31, 2016, 2015 and 2014 are as follows:

(in US$ millions)	2016	2015	2014
Current income tax	0.4	—	—
Deferred income tax	17.5	28.2	24.4
Total Income tax expense	17.9	28.2	24.4

Summary of Income Tax Rate Reconciliation
The table below includes income tax expense by jurisdiction after applying the local applicable statutory rate to profit before tax and adjustments for permanent differences and other items is as follows:

(in US$ millions)	2016	2015	2014
The Netherlands	3.2	8.9	8.6
USA	3.7	3.7	3.1
Malaysia	7.9	6.4	2.2
Belgium	3.4	2.5	1.7
United Kingdom	0.1	—	(0.3)
Total expense before adjustments	18.3	21.5	15.3
Functional currency differences in taxation	(1.1)	5.8	12.1
Other permanent differences and nondeductible items	0.7	0.9	0.6
Valuation allowance reversal	—	—	(3.6)
Total income tax expense	17.9	28.2	24.4

Schedule of Deferred Tax Assets and Deferred Tax Liabilities
The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2016 and 2015 are presented below.

(in US$ millions)	2016	2015
Deferred tax assets:
Interest rate swaps	2.1	2.7
Pension obligation and other temporary differences	5.1	2.8
Tax loss carry forwards	31.7	47.9
Property, plant and equipment	1.4	1.5
Total deferred tax assets before valuation allowance	40.3	54.9
Valuation allowance	—	—
Total deferred tax assets before netting	40.3	54.9
Netting positions	(16.1)	(26.6)
Net deferred tax assets	24.2	28.3
Deferred tax liabilities:
Property, plant and equipment	86.0	81.6
Deferred foreign exchange results	—	1.1
Foreign exchange forward contracts	6.8	8.5
Other temporary differences	1.2	1.2
Total deferred tax liabilities before netting	94.0	92.4
Netting positions	(16.1)	(26.6)
Net deferred tax liabilities	77.9	65.8

Summary of Income Tax Examinations
The following table summarizes the earliest tax years that remain subject to examination by major taxable jurisdictions in which the Partnership operates:

Jurisdiction	Earliest open year	Ongoing examinations
USA	2009	2014
United Kingdom	2014	None
Belgium	2015	None
UAE	N/A	N/A
Malaysia	2010	None
The Netherlands	2014	None
Marshall Islands	N/A	N/A